Summary of Significant Accounting Policies, Estimates and Judgments - Result of Combined Application of Business Model and SPPI Tests on Adoption of IFRS 9 in Reclassification of Financial Assets and Liabilities (Detail) - CAD ($)
$ in Millions
	Nov. 01, 2017	Oct. 31, 2017
Amortized cost to Fair value through profit or loss designated [member] | Other - Obligations related to assets sold under repurchase agreements and securities loaned [member]
Financial liabilities:
IFRS 9 Measurement category	FVTPL (designated)
IAS 39 Measurement category		Amortized cost
IFRS 9 Carrying amount	$ 2,534
IAS 39 Carrying amount		$ 2,534
Available-for-sale to Fair value through profit or loss [member] | Trading Securities [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Measurement category		Available-for-sale
IFRS 9 Carrying amount	$ 2,572
IAS 39 Carrying amount		$ 2,572
Loans and receivables to Fair value through profit or loss [member] | Trading Securities [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Measurement category		Loans and receivables
IFRS 9 Carrying amount	$ 398
IAS 39 Carrying amount		$ 398
Loans and receivables to Fair value through profit or loss [member] | Assets purchased under reverse repurchase agreements and securities borrowed [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Measurement category		Loans and receivables
IFRS 9 Carrying amount	$ 11,720
IAS 39 Carrying amount		$ 11,720
Loans and receivables to Fair value through profit or loss [member] | Loans [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Measurement category		Loans and receivables
IFRS 9 Carrying amount	$ 380
IAS 39 Carrying amount		$ 405
Available-for-sale to Amortized cost [member] | Investment Securities [member]
Financial assets:
IFRS 9 Measurement category	Amortized cost
IAS 39 Measurement category		Available-for-sale
IFRS 9 Carrying amount	$ 23,602
IAS 39 Carrying amount		$ 23,473
Loans and receivables to Fair value other comprehensive income [member] | Loans [member]
Financial assets:
IFRS 9 Measurement category	FVOCI
IAS 39 Measurement category		Loans and receivables
IFRS 9 Carrying amount	$ 547
IAS 39 Carrying amount		$ 540